Equity (Components of Accumulated Other Comprehensive Income (Loss)) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Equity
Unrealized gains (losses) on marketable securities	$ 182	$ 22
Deferred gains (losses) on cash flow hedges	(67)	(110)
Unrecognized gains (losses) on employee benefit obligations	(95)	(58)
Cumulative translation adjustments	(5)	(6)
Accumulated other comprehensive income (loss), net of deferred taxes	$ 15	$ (152)